CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Cash and due from banks	$ 220,031	$ 231,054
Interest-bearing deposits with other banks	214,811	20,305
Investment Securities, Available-for-sale	4,207,846	3,424,580
Investment securities held-to-maturity (fair value $99,898 at December 31, 2021 and $136,698 at December 31, 2020)	98,420	131,687
Other investments	102,971	133,198
Loans held for sale, at fair value	29,482	41,103
Loans and leases
Total loans and leases	9,288,299	9,900,970
Loans and Leases Receivable, Allowance	(131,992)	(175,679)
Net loans and leases	9,156,307	9,725,291
Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, after Accumulated Depreciation and Amortization	193,040	207,211
Property, Plant, and Equipment, Lessor Asset under Operating Lease, after Accumulated Depreciation	73,857
Goodwill	1,000,749	937,771
Other intangibles	88,898	64,552
Accrued interest and other assets	942,729	1,056,382
Deposits
Interest-bearing demand	3,198,745	2,914,787
Savings	4,157,374	3,680,774
Time	1,330,263	1,872,733
Total interest-bearing deposits	8,686,382	8,468,294
Total assets	16,329,141	15,973,134
Noninterest-bearing	4,185,572	3,763,709
Total deposits	12,871,954	12,232,003
Federal funds purchased and securities sold under agreements to repurchase	51,203	166,594
FHLB short-term borrowings	225,000	0
Other Short-term Borrowings	20,000	0
Total short-term borrowings	296,203	166,594
Long-term debt	409,832	776,202
Total borrowed funds	706,035	942,796
Accrued interest and other liabilities	492,210	516,265
Total liabilities	14,070,199	13,691,064
Shareholders' equity
Common stock - no par value	1,640,358	1,638,947
Retained earnings	837,473	720,429
Accumulated other comprehensive income (loss)	(433)	48,664
Treasury stock, at cost,10,132,554 shares in 2021 and 6,259,865 shares in 2020	(218,456)	(125,970)
Total shareholders' equity	2,258,942	2,282,070
Total liabilities and shareholders’ equity	16,329,141	15,973,134
Commercial & industrial
Loans and leases
Total loans and leases	2,720,028	3,007,509
Lease financing
Loans and leases
Total loans and leases	109,624	72,987
Construction real estate
Loans and leases
Total loans and leases	455,894	636,096
Commercial real estate
Loans and leases
Total loans and leases	4,226,614	4,307,858
Residential real estate
Loans and leases
Total loans and leases	896,069	1,003,086
Home equity
Loans and leases
Total loans and leases	708,399	743,099
Installment
Loans and leases
Total loans and leases	119,454	81,850
Credit card
Loans and leases
Total loans and leases	$ 52,217	$ 48,485